Condensed consolidated cash flow statement (unaudited) (Parenthetical) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Amounts reclassified to investing activities	[1],[2]	£ (11,201)
Amounts reclassified/decreased from/in operating activities	[1]	(37,507)
Decrease in cash and cash equivalents	[1]	(34,772)
Increase (decrease) due to changes in accounting policy
Condensed Cash Flow Statements, Captions [Line Items]
Amounts reclassified to investing activities		4,179
Amounts reclassified/decreased from/in operating activities		4,179
Increase (decrease) due to corrections of prior period errors
Condensed Cash Flow Statements, Captions [Line Items]
Amounts reclassified/decreased from/in operating activities		11,272
Decrease in cash and cash equivalents		£ 27,974	£ 16,702

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays Bank PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.
[2]	Movements in cash and cash equivalents relating to debt securities at amortised cost were previously shown within loans and advances at amortised cost in operating activities. These debt securities holdings are now considered to be part of the investing activity performed by the Barclays Bank Group following a change in accounting policy and have been presented within investing activities in H121. Comparatives have been restated. The effect of this change was to reclassify £4,179m of net cash outflows from operating activities to investing activities in H120.